ANNUAL REPORT July 31, 2002

                                                                          NUVEEN
                                                                      CLOSED-END
                                                                 EXCHANGE-TRADED
                                                                           FUNDS

NUVEEN
QUALITY PREFERRED
INCOME FUND
JTP

PHOTO: CHILD ON CHAIR
PHOTO: COTTAGE AT WATER
                                     HIGH CURRENT INCOME
                                     FROM A PORTFOLIO OF
                                INVESTMENT-GRADE QUALITY
                                    PREFERRED SECURITIES

logo: Nuveen Investments

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
photo of: TIMOTHY R. SCHWERTFEGER

TIMOTHY R. SCHWERTFEGER
CHAIRMAN OF THE BOARD

sidebar:
   "I URGE YOU TO CONSIDER RECEIVING FUTURE FUND REPORTS AND OTHER INFORMATION ELECTRONICALLY... SEE THE INSIDE FRONT COVER OF THIS REPORT FOR DETAILS."

On behalf of all of us at Nuveen Investments, I'd like to use this first report of the Nuveen Quality Preferred Income Fund to welcome you to the growing family of Nuveen investors. For more than 100 years, Nuveen has specialized in offering quality investments to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for choosing Nuveen Investments as a partner as you work toward that goal.

Because this new Fund's fiscal year ends on July 31, this "annual" report really covers only about one month of operations. However, we believe the Fund is off to a good start, and is already getting itself well positioned to meet its objectives of high current income and enhancing value by purchasing undervalued securities. For more details, I encourage you to read the portfolio managers' interview that immediately follows this letter.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy - see the inside front cover of this report for detailed instructions.

Again, thank you for the confidence you have shown in Nuveen Investments. We look forward to reporting on the performance of your Fund in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

September 16, 2002

NUVEEN QUALITY PREFERRED INCOME FUND (JTP)


Managers' PERSPECTIVE

The Nuveen Quality Preferred Income Fund's portfolio is managed by Mark Lieb, Bernie Sussman and Phil Jacoby at Spectrum Asset Management, an affiliate of Principal CapitalSM. Mark, Bernie and Phil have more than 50 years of combined experience in the preferred securities markets. Here Mark, Bernie and Phil talk about the start-up of JTP.


HOW WOULD YOU DESCRIBE GENERAL MARKET CONDITIONS DURING THE WEEKS BETWEEN THE FUND'S INITIAL PUBLIC OFFERING AND THE END OF THE REPORTING PERIOD ON JULY 31, 2002?
Many areas of the equity and fixed-income markets performed poorly through late June and July. As a result, spreads between the yields of higher quality and lower quality securities widened significantly in some sectors of the corporate bond market. This carried over to some areas of the taxable preferred securities market.


IN THIS ENVIRONMENT, HOW DID JTP PERFORM DURING ITS FIRST FIVE WEEKS?
The Fund was designed to be a long-term investment, and we believe that focusing too closely on such a short period can be very misleading - especially since we were still investing the proceeds of the initial public offering. The Fund's share price on July 31, 2002, was $15.15, compared with $15.00 at its initial public offering on June 25, 2002. Its net asset value per share on July 31 was $14.12, compared with $14.33 at its IPO. This modest rise in share price and modest decline in NAV can be compared with a decline of about -0.08% in July for the Merrill Lynch Preferred Stock Hybrid Securities Index, which represents exchange-traded preferred stocks with outstanding par values of at least $150 million and at least one year to maturity.

Since the July 31 close of the fiscal period, the Fund has declared its first regular monthly dividend of $0.103 per share, and it successfully completed the offering of its own preferred shares.


HOW HAVE YOU BEEN INVESTING THE ASSETS OF THE FUND?
The short reporting period covered by this report has been devoted primarily to initial investing activities. As you can see from the listing of portfolio investments later in this report, we have begun the assembly of what we believe will be a well-diversified portfolio that should be well positioned to provide attractive dividends and competitive performance in the months and years ahead. As expected, we already have purchased a number of securities issued by companies in the financial services sector, and we think this sector will continue to be an important focus for the Fund in the months ahead. We also found some attractive values among the utility and real estate sectors.


WHAT IS YOUR STRATEGY GOING FORWARD?
Our immediate focus is to complete the investment of the Fund's assets. This process is proceeding well, and should be substantially completed by the time you receive this report in early October. In the months ahead, we plan to make any necessary adjustments in the portfolio in order to enhance the Fund's dividend-paying capabilities and improve its overall structure. We look forward to reporting on our progress and results in future shareholder reports.

Trustees
       AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund under the Management Agreement, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Fund have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                        NUMBER OF FUNDS
NAME, BIRTHDATE            POSITION(S) HELD ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                  IN NUVEEN COMPLEX
AND ADDRESS                WITH THE FUND    AND TERM OF OFFICE    DURING PAST 5 YEARS                            OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R.                 Chairman of the  2002 (Inception)      Chairman and Director (since 1996) of The John Nuveen     130
Schwertfeger (1)           Board, President Term:                 Company, Nuveen Investments, Nuveen Advisory Corp. and
3/28/1949                  and Trustee      one year (2)          Nuveen Institutional Advisory Corp.; Chairman and Director
333 W. Wacker Drive                                               (since 1997) of Nuveen Asset Management Inc.; Director
Chicago, IL 60606                                                 (since 1996) of Institutional Capital Corporation;
                                                                  Chairman and Director (since 1999) of Rittenhouse
                                                                  Financial Services Inc.; Chief Executive Officer
                                                                  (since 1999) of Nuveen Senior Loan Asset Management Inc.

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
JAMES E. BACON             Trustee          2002 (Inception)      Treasurer (1997-present), Cathedral of St. John            18
2/27/1931                                   Term:                 the Divine (New York City); formerly (1992-1999),
333 W. Wacker Drive                         one year (2)          Director of Lone Star Industries, Inc.; previously,
Chicago, IL 60606                                                 Director and Executive Vice President of U.S. Trust
                                                                  Corporation and Trustee of United States Trust
                                                                  Company of New York.

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. BENNETT         Trustee          2002 (Inception)      Private Investor; previously, President and Chief          18
10/16/1946                                  Term:                 Executive Officer, Draper & Kramer, Inc. (September
333 W. Wacker Drive                         one year (2)          1995 - August 1998).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
JACK B. EVANS              Trustee          2002 (Inception)      President, The Hall-Perrine Foundation, a private          18
10/22/1948                                  Term:                 philanthropic corporation (since 1996); Director,
333 W. Wacker Drive                         one year (2)          Federal Reserve Bank of Chicago; Director, Alliant
Chicago, IL 60606                                                 Energy; Director and Vice Chairman United
                                                                  Fire & Casualty Company; formerly President and
                                                                  Chief Operating Officer, SCI Financial Group, Inc.,
                                                                  a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM L. KISSICK         Trustee          2002 (Inception)      Emeritus Professor, School of Medicine and the             18
7/29/1932                                   Term:                 Wharton School of Management and former
333 W. Wacker Drive                         one year (2)          Chairman, Leonard Davis Institute of Health Economics,
Chicago, IL 60606                                                 University of Pennsylvania; Adjunct Professor,
                                                                  Health Policy and Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS E. LEAFSTRAND       Trustee          2002 (Inception)      Retired; previously, Vice President in charge of           18
11/11/1931                                  Term:                 Municipal Underwriting and Dealer Sales at The
333 W. Wacker Drive                         one year (2)          Northern Trust Company.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
SHEILA W. WELLINGTON       Trustee          2002 (Inception)      President (since 1993) of Catalyst (a not-for-profit       18
2/24/1932                                   Term:                 organization focusing on women's leadership
333 W. Wacker Drive                         one year (2)          development in business and the professions).
Chicago, IL 60606



Trustees
       AND OFFICERS (CONTINUED)


                                            YEAR                  PRINCIPAL OCCUPATION(S)                        NUMBER OF FUNDS
NAME, BIRTHDATE            POSITION(S) HELD FIRST ELECTED         INCLUDING OTHER DIRECTORSHIPS                  IN NUVEEN COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED (3)      DURING PAST 5 YEARS                            OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON        Vice President   2002                  Vice President (since January 2002), formerly,            130
2/3/1966                                                          Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                               Associate of Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO          Vice President   2002                  Vice President of Nuveen Investments (since 1999),        130
11/28/1967                 and Treasurer                          prior thereto, Assistant Vice President (from 1997);
333 W. Wacker Drive                                               Vice President and Treasurer (since 1999) of Nuveen
Chicago, IL 60606                                                 Senior Loan Asset Management Inc.; Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO           Vice President   2002                  Vice President of Nuveen Advisory Corp. (since 2001);     130
9/8/1954                                                          previously, Vice President of Van Kampen
Investment                                                        Advisory Corp. (since 1998); prior thereto,
333 W. Wacker Drive                                               President of Van Kampen Investment Advisory Corp.
Assistant Vice
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER         Vice President   2002                  Vice President (since January 2002), Assistant General    130
9/24/1964                                                         Counsel and Assistant Secretary (since 1998), formerly
333 W. Wacker Drive                                               Assistant Vice President of Nuveen Investments; Vice
Chicago, IL 60606                                                 President (since January 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; prior thereto, Associate at the law firm
                                                                  D`Ancona Partners LLC.

------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON          Vice President   2002                  Vice President of Nuveen Investments; Vice President      130
10/24/1945                                                        (since 1998) of Nuveen Advisory Corp. and Nuveen
333 W. Wacker Drive                                               Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD      Vice President   2002                  Managing Director (since January 2002) of Nuveen          130
3/2/1964                                                          Investments; Managing Director of Nuveen Advisory
333 W. Wacker Drive                                               Corp. and Nuveen Institutional Advisory Corp. (since
Chicago, IL 60606                                                 2001); prior thereto, Vice President of Nuveen Advisory
                                                                  Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY             Vice President   2002                  Vice President of Nuveen Investments and (since 1998)     130
5/31/1954                  and Controller                         The John Nuveen Company; Vice President (since 1999)
333 W. Wacker Drive                                               of Nuveen Senior Loan Asset Management Inc.;
Chicago, IL 60606                                                 Certified Public Accountant.



                                            YEAR                  PRINCIPAL OCCUPATION(S)                        NUMBER OF FUNDS
NAME, BIRTHDATE            POSITION(S) HELD FIRST ELECTED         INCLUDING OTHER DIRECTORSHIPS                  IN NUVEEN COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED (3)      DURING PAST 5 YEARS                            OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB              Vice President   2002                  Vice President (since 2000) of Nuveen Investments,        130
3/22/1963                                                         previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                               prior thereto, Associate of Nuveen Investments;
Chicago, IL 60606                                                 Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR              Vice President   2002                  Vice President (since 1999), previously, Assistant        130
8/21/1961                                                         Vice President (since 1993) of Nuveen Investments.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN            Vice President   2002                  Vice President, Assistant Secretary and Assistant         130
7/27/1951                  and Assistant                          General Counsel of Nuveen Investments;
333 W. Wacker Drive        Secretary                              Vice President and Assistant Secretary of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Vice President and Assistant
                                                                  Secretary of The John Nuveen Company and
                                                                  Nuveen Asset Management, Inc.; Vice President
                                                                  and Assistant Secretary (since 1999) of Nuveen
                                                                  Senior Loan Asset Management Inc.

------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV        Vice President   2002                  Managing Director (since January 2002) of Nuveen          130
7/7/1965                                                          Investments; Managing Director (since 1997) of
333 W. Wacker Drive                                               Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                                 Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN       Vice President   2002                  Managing Director (since January 2002, formerly           130
9/9/1956                   and Secretary                          Vice President), Assistant Secretary and Associate
333 W. Wacker Drive                                               General Counsel (formerly Assistant General Counsel)
Chicago, IL 60606                                                 of Nuveen Investments; Managing Director (since
                                                                  January 2002, formerly Vice President) and Assistant
                                                                  Secretary of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and Assistant
                                                                  Secretary of The John Nuveen Company; Managing Director
                                                                  (since January 2002, formerly Vice President) and Assistant
                                                                  Secretary (since 1999) of Nuveen Senior Loan Asset
                                                                  Management Inc.; Chartered Financial Analyst.


(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Institutional Advisory Corp.
(2)Trustees are elected each year by shareholders and serve a one year term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

Report of
      INDEPENDENT AUDITORS



THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN QUALITY PREFERRED INCOME FUND


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Nuveen Quality Preferred Income Fund as of July 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the period from June 25, 2002 (commencement of operations) through July 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Quality Preferred Income Fund at July 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 25, 2002 (commencement of operations) through July 31, 2002 in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP



Chicago, Illinois
September 9, 2002


                            Nuveen Quality Preferred Income Fund (JTP)
                            Portfolio of
                                       INVESTMENTS July 31, 2002



                                                                                                                              MARKET
       SHARES   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                $25 PAR PREFERRED SECURITIES - 39.9%


                AUTO - 0.5%

       84,900   Ford Motor Co. Capital Trust I, 9.000%                                                                 $   2,169,195
       12,400   General Motors (GMW), 7.250%                                                                                 309,504
       35,800   General Motors (HGM), 7.375%                                                                                 896,790
       39,200   General Motors (RGM), 7.250%                                                                                 964,712
        2,600   General Motors (XGM), 7.250%                                                                                  64,584

------------------------------------------------------------------------------------------------------------------------------------
                AUTO - FOREIGN - 0.3%

      107,150   Magna International Inc., Series B, 8.875%                                                                 2,778,400

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 3.7%

       75,500   Associates Bank Corp. Capital Trust I, 7.625%                                                              1,884,480
        7,200   BankAmerica Capital Trust I, 7.000%                                                                          180,432
       64,000   BankAmerica Capital Trust II, 7.000%                                                                       1,593,600
        2,900   BankNorth Capital Trust II, 8.000%                                                                            73,428
       42,700   Bank One II, 8.500%                                                                                        1,182,363
        5,000   Bank One VI, 7.200%                                                                                          125,600
       43,999   Chase IV, 7.340%                                                                                           1,093,375
       21,200   Chase VIII, 8.250%                                                                                           568,160
      268,200   Chittenden Bank Capital Trust I, 8.000%                                                                    6,718,410
       21,700   Citicorp III, 7.100%                                                                                         541,849
        2,000   Citigroup V, 7.000%                                                                                           49,400
       18,000   Citigroup VI, 6.875%                                                                                         448,020
       16,000   Citigroup VII, 7.125%                                                                                        403,200
       11,300   Citigroup VIII, 6.950%                                                                                       278,545
       46,700   Comerica Corp, 7.600%                                                                                      1,188,515
       78,800   Compass Bank Trust III, 7.350%                                                                             1,929,812
        1,400   First Union I, 7.500% (CORTS)                                                                                 34,860
        5,600   First Union Institutional I, 8.200% (CORTS)                                                                  147,000
        2,500   Fleet Capital Trust III, 7.050%                                                                               59,650
       64,700   Fleet Capital Trust VI, 8.800%                                                                             1,714,550
       16,300   Fleet Capital Trust VII, 7.200%                                                                              396,579
       15,900   Harris Preferred, Series A, 7.375%                                                                           393,525
       22,500   JPMorgan Chase, Series 2001, 7.850% (CORTS)                                                                  568,125
       46,200   JPMorgan Chase IX, 7.500%                                                                                  1,167,474
                KeyCorp:
       16,600    Series 2001-3, 8.250% (CORTS)                                                                               419,980
       13,800    Series 2001-7, 7.750% (CORTS)                                                                               345,276
       34,100    Series 2002-1, 7.500% (CORTS)                                                                               821,810
       28,300   National Commerce Capital Trust II, 7.700%                                                                   711,745
       20,800   Regions Financial Trust I, 8.000%                                                                            539,760
        7,500   Suntrust Bank V, 7.050%                                                                                      189,900

7

                     Nuveen Quality Preferred Income Fund (JTP) (continued)
                           Portfolio of INVESTMENTS July 31, 2002



                                                                                                                              MARKET
       SHARES   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

       51,500   US Bancorp III, 7.750%                                                                                 $   1,310,160
      189,400   US Bancorp IV, 7.350%                                                                                      4,729,318
        4,000   US Bancorp V, 7.250%                                                                                         100,000
        8,400   Valley National Bank Capital Trust I, 7.750%                                                                 219,912
        9,600   Washington Mutual Inc, 8.250%                                                                                241,440
       11,000   Wells Fargo Capital Trust IV, 7.000%                                                                         277,750
        6,200   Wells Fargo Capital Trust V, 7.000%                                                                          157,170

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 3.4%

       89,400   ABN Amro Capital Funding Trust I, 7.500%                                                                   2,257,350
       75,200   ABN Amro Capital Funding Trust II, 7.125%                                                                  1,880,000
       16,800   ANZ Exchangeable Preferred Trust, 8.000%                                                                     431,760
        5,900   ANZ Exchangeable Preferred Trust II, 8.080%                                                                  152,102
        9,500   Abbey National Group PLC, 7.250%                                                                             239,210
       67,800   Abbey National Group PLC, Series B, 7.375%                                                                 1,722,120
                BBVA Privanza Intl Gibraltar:
        5,800    Series B, 9.000%                                                                                            149,118
       15,200    Series C, 8.000%                                                                                            385,320
           10    Series D, 7.764%                                                                                          9,081,619
       65,900   BCH Capital Ltd, 9.430%                                                                                    1,783,254
                BSCH Finance Ltd:
      127,700    Series F, 8.125%                                                                                          3,242,303
       83,700    Series G, 8.125%                                                                                          2,123,469
       10,000    Series H, 7.790%                                                                                            249,000
       73,800    Series Q, 8.625%                                                                                          1,929,870
        1,300   Banco Bilbao Preferred Capital Ltd., Series B, 7.750%                                                         34,372
       24,400   Banco Totta & Acores, Series A, 8.875%                                                                       645,136
       16,200   Barclays Bank PLC, 8.000%                                                                                    419,580
       29,300   Espirito Santo Overseas Ltd., 8.500%                                                                         758,284
       56,400   NAB Exchange Preferred Trust, 8.000%                                                                       1,449,480
       20,000   National Westminster, 7.875%                                                                                 506,200
        4,300   Westpac Capital Trust I, 8.000%                                                                              110,338

------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 0.8%

       31,700   Bear Stearns Capital Trust III, 7.800%                                                                       805,180
       45,400   Lehman Brothers Holdings Capital Trust I, Series 1, 8.000%                                                 1,151,798
       57,200   Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                                1,444,300
       23,000   Merrill Lynch Preferred Capital Trust I, 7.750%                                                              591,790
       29,900   Merrill Lynch Preferred Capital Trust II, 8.000%                                                             780,988
        7,300   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                             179,945
       10,000   Merrill Lynch Preferred Capital Trust V, 7.280%                                                              249,300
       30,100   Morgan Stanley Capital Trust II, 7.250%                                                                      757,015
       39,700   Salomon Smith Barney I, 7.200%                                                                               980,590

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.2%

      271,500   Coastal Finance I, 8.375%                                                                                  5,405,565
      581,500   Ultramar Diamond Shamrock I, 8.320%                                                                       13,723,400

8

                                                                                                                              MARKET
       SHARES   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ENERGY - FOREIGN - 1.1%

       26,400   Alberta Energy Ltd., 9.250%                                                                            $     700,920
       63,200   Suncor Energy Inc., 9.125%                                                                                 1,655,840
       94,400   Talisman Energy (TLM A), 9.000%                                                                            2,377,936
      207,400   Talisman Energy (TLM B), 8.900%                                                                            5,247,220

------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.2%

       58,700   Viacom Inc., 7.250%                                                                                        1,483,349

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 3.7%

      245,700   AT&T Capital Corp (CIC), 8.125%                                                                            6,029,478
      271,600   AT&T Capital Corp (CIP), 8.250%                                                                            6,749,260
       10,300   Financial Security Assurance Holdings Ltd, 7.375%                                                            258,427
       23,500   GM Acceptance Corp, 7.300%                                                                                   588,440
       85,200   Household Capital, 10.000%                                                                                 2,337,888
       21,400   Household Capital Trust II, 7.500%                                                                           525,584
       21,300   Household Capital Trust VI, 8.250%                                                                           537,825
      579,586   Household International Inc., 7.600% (a)                                                                  14,136,103
                Household International Inc.:
       21,500    Series 92-A, 8.250% (a)                                                                                     531,050
       19,400    Series 01-A, 7.500% (a)                                                                                     469,286

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 1.1%

       29,900   ING Capital Funding Trust I, 7.700%                                                                          765,141
       17,300   ING Capital Funding Trust II, 9.200%                                                                         486,995
      311,000   ING Group, 7.050%                                                                                          7,759,450
       24,700   Swedish Export Credit, 7.375%                                                                                627,627
        5,100   Swedish Export Credit, Series B, 7.200%                                                                      128,546

------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.1%

       22,900   ConAgra, Adjustable Rate Series B, 5.000%                                                                    509,525

------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 1.6%

       12,400   Cadbury Schweppes, 8.625%                                                                                    314,340
      502,000   Grand Met De Ltd Partnership, 9.420%                                                                      13,579,100

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.8%

       32,100   AGL Capital Trust II, 8.000%                                                                                 829,464
       78,900   Dominion CNG Capital Trust I, 7.800%                                                                       1,941,729
       21,900   Equitable Resources Capital Trust I, 7.350%                                                                  545,310
      125,500   MCN Financing II Trust, 8.625%                                                                             3,263,000
       21,100   South Jersey Gas Capital Trust, 8.350%                                                                       532,775

------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.2%

       22,000   TransCanada, 8.750%                                                                                          556,600
       44,200   TransCanada Pipelines Ltd, 8.250%                                                                          1,127,984

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.3%

       95,400   Textron I, 7.920%                                                                                          2,381,184

9

                     Nuveen Quality Preferred Income Fund (JTP) (continued)
                           Portfolio of INVESTMENTS July 31, 2002



                                                                                                                              MARKET
       SHARES   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - 0.5%

       15,100   AON, 8.205% (CORTS)                                                                                    $     379,765
       30,100   Farmers Group, 8.450%                                                                                        757,015
       60,000   Farmers Group II, 8.250%                                                                                   1,510,800
        5,000   SAFECO Capital Trust I, 8.700% (CORTS)                                                                       125,250
        7,600   SAFECO, Series 2001-4, 8.750% (CORTS)                                                                        188,936
       10,000   Transamerica Finance Corp, 7.100%                                                                            246,000
       31,600   UNUM Prov Financial Trust I, 8.500% (CORTS)                                                                  777,360
       22,700   UNUM Prov Trust II, 8.200% (CORTS)                                                                           564,095

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FOREIGN - 0.0%

        5,100   Royal & Sun Alliance Insurance, Series 2001-12, 7.700% (CORTS)                                               123,777

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE/HEALTH - 0.7%

       16,800   American General I, 7.875%                                                                                   445,200
        3,900   American General III, 8.050%                                                                                 106,860
       76,000   Great West Life and Annuity Insurance, 7.250%                                                              1,903,800
       11,100   Lincoln National III, 7.400%                                                                                 278,610
       41,200   Lincoln National V, 7.650%                                                                                 1,036,180
       29,100   Phoenix Companies Inc, 7.450%                                                                                721,098
       26,600   Protective Life Co. Capital Trust I, 8.250%                                                                  666,862
       33,000   Protective Life Co. Capital Trust III, 7.500%                                                                838,200
       19,500   Torchmark Capital Trust I, 7.750%                                                                            490,620

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.5%

      109,700   Hartford I, 7.700%                                                                                         2,742,500
       54,900   Hartford III, 7.450%                                                                                       1,372,500
       23,500   Hartford Life II, 7.625%                                                                                     598,780

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.9%

       63,600   PartnerRe Ltd Capital Trust I, 7.900%                                                                      1,588,728
       22,500   PartnerRe Ltd, Series A, 8.000%                                                                              551,250
      212,000   Travelers/Aetna P&C I, 8.080%                                                                              5,278,800
       30,900   Travelers/Aetna P&C II, 8.000%                                                                               772,500

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 0.4%

       11,400   Ace Ltd. Capital Trust I, 8.875%                                                                             291,384
      143,406   Capital RE LLC, Series A, 7.650%                                                                           3,512,013

------------------------------------------------------------------------------------------------------------------------------------
                METALS - FOREIGN - 0.6%

      222,600   Placer Dome Inc., Series A, 8.625%                                                                         5,453,700

------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.1%

       35,800   International Paper Capital Trust III, 7.875%                                                                901,086

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.1%

       32,700   Rhone-Poulenc Overseas, Series A, 8.125%                                                                     823,059

10

                                                                                                                              MARKET
       SHARES   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS - 9.8%

        2,600   AMB Property Corp., Series A, 8.500%                                                                   $      66,430
        8,100   Avalonbay Communities Inc., Series H, 8.700%                                                                 212,625
                BRE Properties Inc.:
        9,400    Series A, 8.500%                                                                                            238,102
      442,400    Series B, 8.080%                                                                                         11,060,000
                Duke Realty Investments:
       75,000    Series B, 7.990%                                                                                          3,691,410
        2,400    Series F, 8.000%                                                                                             60,000
        9,300    Series I, 8.450%                                                                                            242,265
                Equity Office Properties Trust:
       22,000    Series C, 8.625%                                                                                            574,200
        2,000    Series E, 7.875%                                                                                             49,400
    1,000,000    Series G, 7.750%                                                                                         24,510,000
                Equity Residential:
       22,100    Series B, 9.125%                                                                                            585,650
       15,100    Series D, 8.600%                                                                                            399,697
                First Industrial Realty Trust Inc.:
        6,700    Series C, 8.625%                                                                                            175,373
       30,700    Series D, 7.950%                                                                                            750,308
       21,400    Series E, 7.900%                                                                                            516,810
       19,000   Firststar Realty LLC, Series B, 8.875%                                                                    21,850,000
       13,600   Gables Residential Trust, Series A, 8.300%                                                                   344,352
      155,500   HRPT Properties Trust, Series A, 9.875%                                                                    4,035,225
       21,000   Kimco Realty Corp., Series C, 8.375%                                                                         528,780
       18,500   New Plan Excel Realty Trust, Series B, 8.625%                                                                462,500
       69,300   Prologis Trust, Series D, 7.920%                                                                           1,722,105
                Public Storage Inc.:
        2,300    Series B, 9.200%                                                                                             59,570
        5,000    Series D, 9.500%                                                                                            132,250
       16,200    Series E, 10.000%                                                                                           452,790
       10,800    Series F, 9.750%                                                                                            292,680
       32,200    Series J, 8.000%                                                                                            808,864
        2,300    Series K, 8.250%                                                                                             58,604
       13,900    Series L, 8.250%                                                                                            355,145
       13,100    Series Q, 8.600%                                                                                            342,434
       11,000    Series R, 8.000%                                                                                            277,420
                Simon Property Group Inc.:
       18,500    Series F, 8.750%                                                                                            473,600
      176,200    Series G, 7.890%                                                                                          8,669,040
                Vornado Realty Trust:
       19,900    Series B, 8.500%                                                                                            505,858
       31,300    Series C, 8.500%                                                                                            795,020

------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 1.1%

        6,200   Sears Roebuck (SRH), 6.950%                                                                                  152,334
      385,500   Sears Roebuck (SRJ), 7.000%                                                                                9,502,575

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.8%

       10,000   SBC Communications Inc., 7.000%                                                                              251,200
      182,900   Telephone & Data Systems Inc., Series A, 7.600%                                                            4,170,120
       76,296   Telephone & Data Systems I, 8.500%                                                                         1,823,474
       26,600   Telephone & Data Systems II, 8.040%                                                                          596,106

11

                     Nuveen Quality Preferred Income Fund (JTP) (continued)
                           Portfolio of INVESTMENTS July 31, 2002



                                                                                                                              MARKET
       SHARES   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 3.8%

       57,900   Alabama Power Capital Trust II, 7.600%                                                                 $   1,449,237
        7,000   Appalachian Power Co, Series B, 7.300%                                                                       174,720
       37,700   Atlantic Capital I, 8.250%                                                                                   947,401
       13,100   Atlantic Capital II, 7.375%                                                                                  327,500
       75,300   CPL Capital I, Series A, 8.000%                                                                            1,892,289
       72,200   Comed Financing I, 8.480%                                                                                  1,816,552
       15,400   Conectiv Inc., 8.125%                                                                                        386,540
       50,100   DTE Energy Trust I, 7.800%                                                                                 1,235,967
       39,800   Dominion Resources Capital Trust II, 8.200%                                                                1,042,760
       18,000   Duke Capital Finance Trust II, 7.375%                                                                        432,000
        3,100   Duke Capital Finance Trust III, 8.375%                                                                        80,631
       20,800   Duke Energy Capital Trust I, 7.200%                                                                          500,240
       63,600   Energy East Capital Trust I, 8.250%                                                                        1,583,640
       37,273   Entergy LA Inc, 7.600%                                                                                       940,771
        8,500   Enterprise Group Capital Trust I, 7.440%                                                                     197,370
       12,200   Enterprise Group Capital Trust III, 7.250%                                                                   274,500
        8,800   Georgia Power Capital Trust II, 7.600%                                                                       221,408
       11,400   Gulf Power Capital Trust I, 7.625%                                                                           285,456
        7,300   IES Utilities, 7.875%                                                                                        182,500
      137,700   Montana Power I, 8.450%                                                                                    3,185,001
      147,500   Northern States Power Financing I, 7.875%                                                                  2,433,750
       11,800   Northwestern Corp. Capital Financing I, 7.200%                                                               221,250
      105,100   Northwestern Corp. Capital Financing II, 8.250%                                                            2,209,202
      237,500   Northwestern Corp. Capital Financing III, 8.100%                                                           4,868,750
       10,700   Northwestern Public Service Capital Financing I, 8.125%                                                      225,235
       47,200   OGE Energy Capital Trust, 8.375%                                                                           1,205,960
        1,400   PSE&G Capital Trust II, 8.125%                                                                                35,420
       50,200   Public Service Oklahoma I, 8.000%                                                                          1,257,510
        5,200   Southern Co. Capital Trust III, 7.750%                                                                       131,248
       43,400   Southwestern Electric Power Co. I, 7.875%                                                                  1,081,962
      133,600   Southwestern Public Services I, Series A, 7.850%                                                           2,197,720
        6,000   Tampa Electric Co. Capital Trust I, 8.500%                                                                   156,600

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - FOREIGN - 0.6%

       61,700   EDF London Capital LP, 8.625%                                                                              1,556,074
       37,100   TXU Europe I, 9.750% (DD, settling 8/02/02)                                                                  956,438
      128,800   Yorkshire Capital Trust, 8.080%                                                                            3,133,704
------------------------------------------------------------------------------------------------------------------------------------

                Total $25 Par Preferred Securities (cost $355,128,167)                                                   350,253,840
                --------------------------------------------------------------------------------------------------------------------


                CONVERTIBLE PREFERRED SECURITIES - 9.3%


                COMPUTER - 0.4%

       87,500   Electro Data Systems, 7.625%                                                                               3,209,500

-------------------------------------------------------------------------------------------------------------------
                GAS - 2.3%

      223,500   El Paso Corp., 9.000%                                                                                      8,895,300
      234,400   Keyspan Corp., 8.750%                                                                                     11,703,592

12

                                                                                                                              MARKET
       SHARES   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - P&C - 0.3%

       45,000   PartnerRe Ltd., 8.000%                                                                                 $   2,288,250

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 1.1%

      226,500   ALLTEL Corp., 7.750%                                                                                       9,648,900

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.2%

      348,600   Ameren Corp., 9.750%                                                                                       9,621,360
      230,000   American Electric Power Inc., 9.250%                                                                       9,758,900
      177,000   Dominion Resources Inc., 8.750%                                                                            8,899,560
       52,000   FPL Group, Inc., 8.500%                                                                                    2,776,280
      171,500   TXU Corp., 8.750%                                                                                          7,997,045
      290,000   Teco Energy Inc., 9.500%                                                                                   6,858,499
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $87,777,718)                                                 81,657,186
                --------------------------------------------------------------------------------------------------------------------


    PRINCIPAL                                                                                                                 MARKET
 AMOUNT (000)   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 39.5%


                BANKING - 5.7%

$       5,700   Bank of Boston Capital Trust II, Series B, 7.750%, 12/15/26                                                5,808,699
          500   First Empire Capital Trust II, 8.277%, 6/01/27                                                               530,137
        1,000   North Fork Capital Trust I, 8.700%, 12/15/26                                                               1,060,318
        6,750   PNC Institutional Capital Trust A, Series A, 7.950%, 12/15/26                                              7,105,388
       17,500   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                       17,635,678
        8,000   Summit Bancorp Capital Trust I, Series B, 8.400%, 3/15/27                                                  8,682,168
        4,000   Wachovia Capital Trust I, 7.640%, 1/15/27                                                                  4,155,612
        5,000   Washington Mutual I, 8.375%, 6/01/27                                                                       5,280,615

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 8.5%

       25,000   Abbey National Capital Trust I, 8.963%, 12/29/49                                                          27,741,275
       20,976   Dresdner Funding Trust I, 8.151%, 6/30/31                                                                 22,100,418
       20,000   HSBC Capital Funding, Series 2, 10.176%, 6/30/30                                                          24,891,220

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.7%

        6,000   KN Capital Trust I, Series B, 8.560%, 4/15/27                                                              6,176,862

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 2.8%

       24,983   AFC Capital Trust I, 8.207%, 2/03/27                                                                      24,803,047

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FOREIGN - 2.7%

       22,000   Royal & Sun Alliance Insurance, 8.950%, 10/15/29                                                          23,466,322

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE/HEALTH - 0.2%

        2,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                     2,063,358

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 0.9%

        7,599   Sun Life Can Capital Trust I, 8.526%, 5/06/49                                                              8,106,697

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 1.1%

       10,000   SAFECO Capital Trust I, Series B, 8.072%, 7/15/37                                                          9,602,540

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 5.7%

       19,000   Ace Capital Trust II, 9.700%, 4/01/30                                                                     21,352,162
       32,095   Zurich Capital Trust, 8.376%, 6/01/37                                                                     28,805,680

13

                            Nuveen Quality Preferred Income Fund (JTP) (continued)

                     Portfolio of INVESTMENTS July 31, 2002



    PRINCIPAL                                                                                                                 MARKET
 AMOUNT (000)   DESCRIPTION                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SAVINGS AND LOAN - THRIFT - 0.1%

$       1,000   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                       $   1,133,166

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.2%

       25,000   Fannie Mae Subordinated Debt, 4.750%, 1/02/07                                                            25,925,700
       35,000   Fannie Mae Subordinated Debt, 6.250%, 2/01/11                                                            37,707,530
       25,000   Freddie Mac Subordinated Debt, 6.250%, 3/05/12                                                           26,155,850

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.9%

        7,000   Dominion Resources Capital Trust III, 8.400%, 1/15/31                                                     7,565,053
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $353,380,845)                                                  347,855,495
                --------------------------------------------------------------------------------------------------------------------


                U.S. TREASURY NOTES - 6.4%

$      25,000   U.S. Treasury Notes, 3.250%, 5/31/04                                                                     25,517,600
       30,000   U.S. Treasury Notes, 4.375%, 5/15/07                                                                     31,214,070
------------------------------------------------------------------------------------------------------------------------------------

                Total U.S. Treasury Notes (cost $55,555,146)                                                             56,731,670
                --------------------------------------------------------------------------------------------------------------------


                SHORT-TERM INVESTMENTS - 6.9%

$      61,098   State Street Bank Repurchase Agreement, 1.730%, dated 7/31/02, due 8/01/02,
=============    repurchase price $62,322,255, collateralized by U.S. Treasury Bonds                                     61,098,000
                --------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $61,098,000)                                                          61,098,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $912,939,876) - 102.0%                                                          897,596,191
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - (2.0)%                                                                  (17,590,533)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                         $ 880,005,658
                ====================================================================================================================


          (a)    Security is eligible for the Dividends Received Deduction.
         (DD)    Portion of security purchased on a delayed delivery basis.
      (CORTS)    Corporate Backed Trust Securities
                                 See accompanying notes to financial statements.


Statement of
        ASSETS AND LIABILITIES July 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at market value (cost $912,939,876)                                                                      $897,596,191
 Cash                                                                                                                     3,628,337
 Receivables:
   Dividend                                                                                                                 983,572
   Interest                                                                                                               6,656,893
   Investments sold                                                                                                       6,415,074
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                      915,280,067
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payable for investments purchased                                                                                       33,525,161
 Accrued expenses:
   Management fees                                                                                                          404,570
   Organization and offering costs                                                                                        1,285,574
   Other                                                                                                                     59,104
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                  35,274,409
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $880,005,658
====================================================================================================================================

Common shares outstanding                                                                                                62,307,000
====================================================================================================================================

Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                                                                $      14.12
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 Common shares, $.01 par value per share                                                                               $    623,070
 Paid-in surplus                                                                                                        890,654,131
 Undistributed net investment income                                                                                      3,965,994
 Accumulated net realized gain from investments                                                                             106,148
Net unrealized appreciation (depreciation) of investments                                                               (15,343,685)
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to Common Shares                                                                                 $880,005,658
====================================================================================================================================

 Authorized shares:
   Common                                                                                                                 Unlimited
   FundPreferred shares                                                                                                   Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.
15


Statement of
          OPERATIONS For the Period June 25, 2002 (commencement of operations) through July 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends (net of foreign tax withheld of $3,724)                                                                     $  1,952,065
Interest                                                                                                                  2,540,735
------------------------------------------------------------------------------------------------------------------------------------

Total investment income                                                                                                   4,492,800
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
 Management fees                                                                                                            729,427
 Shareholders' servicing agent fees and expenses                                                                              1,164
 Custodian's fees and expenses                                                                                               15,764
 Trustees' fees and expenses                                                                                                  5,129
 Professional fees                                                                                                           13,040
 Shareholders' reports - printing and mailing expenses                                                                       24,286
Other expenses                                                                                                                  249
------------------------------------------------------------------------------------------------------------------------------------

 Total expenses before expense reimbursement                                                                                789,059
   Expense reimbursement                                                                                                   (262,253)
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                                                                526,806
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                                                     3,965,994
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain from investments                                                                                         106,148
Change in net unrealized appreciation (depreciation) of investments                                                     (15,343,685)
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) from investments                                                                                        (15,237,537)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets applicable to Common shares from operations                                      $(11,271,543)
====================================================================================================================================


                                 See accompanying notes to financial statements.


Statement of
          CHANGES IN NET ASSETS For the Period June 25, 2002 (commencement of operations) through July 31, 2002


------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
 Net investment income                                                                                                 $  3,965,994
 Net realized gain from investments                                                                                         106,148
Change in net unrealized appreciation (depreciation) of investments                                                     (15,343,685)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets applicable to Common shares from operations                                       (11,271,543)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of Common shares                                                                                 891,176,926
------------------------------------------------------------------------------------------------------------------------------------

 Net increase in net assets applicable to Common shares                                                                 879,905,383
Net assets applicable to Common shares at the beginning of period                                                           100,275
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to Common shares at the end of period                                                            $880,005,658
====================================================================================================================================

Undistributed net investment income at the end of period                                                               $  3,965,994
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
           FINANCIAL STATEMENTS






1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Fund covered in this report and its corresponding New York Stock Exchange symbol is Nuveen Quality Preferred Income Fund (JTP) (the "Fund"). Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organization expenses ($15,000) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

The Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primarily traded. Securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the mean of the closing bid and asked price. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund may establish a fair value for the security.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and/or delayed delivery purchase commitments. At July 31, 2002, the Fund had an outstanding delayed delivery purchase commitment of $84,846.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common Shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income or distributions in excess of net realized gains, where applicable.

Interest Rate Swap Transactions
The Fund is authorized to enter into hedging transactions, including interest rate swap transactions. The Fund will use interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the Fund's net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Fund helps manage the credit risks associated with interest rate swap transactions by entering into agreements only with firms the Adviser deems to be of good standing.

For the period June 25, 2002 (commencement of operations) through July 31, 2002, the Fund had no interest rate swap transactions (see Footnote 7 for details on subsequent interest rate swap transactions).

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments for the purpose of hedging the portfolio. The specific derivative instruments will be limited to U.S. Treasury security or U.S. Government Agency security futures contracts and options on U.S. Treasury security or U.S. Government Agency security futures contracts. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the period June 25, 2002 (commencement of operations) through July 31, 2002.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common Share. The Fund's share of offering costs ($1,270,574) were recorded as a reduction of the proceeds from the sale of Common shares.

2. FUND SHARES
During the period June 25, 2002 (commencement of operations) through July 31, 2002, 62,300,000 Common shares were sold.

3. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS
The Fund declared a dividend distribution of $.1030 per Common share from its net investment income which was paid on September 3, 2002, to shareholders of record on August 19, 2002.

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments during the period June 25, 2002 (commencement of operations) through July 31, 2002, aggregated $858,281,868 and $6,499,196, respectively. Purchases and sales (including maturities) of investments in short-term securities during the period June 25, 2002 (commencement of operations) through July 31, 2002, aggregated $4,630,597,000 and $4,569,499,000, respectively.

5. INCOME TAX INFORMATION
The following information is presented on an income tax basis as of July 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on security transactions.


--------------------------------------------------------------------------------
Cost of Investments                                                $912,993,898
================================================================================



--------------------------------------------------------------------------------

Gross unrealized:
   appreciation                                                    $  6,615,974
   depreciation                                                     (22,013,681)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                         $(15,397,707)
================================================================================

Notes to
        FINANCIAL STATEMENTS (continued)



The tax components of undistributed ordinary income and realized gains at July 31, 2002, are as follows:


--------------------------------------------------------------------------------
Undistributed ordinary income *                                      $4,126,165
Undistributed long-term capital gains                                        --
================================================================================

*Ordinary income consists of taxable income derived from dividends, interest, market discount accretion and short-term capital gains, if any.

The Fund made no distributions from ordinary income or long-term capital gains during the period June 25, 2002 (commencement of operations) through July 31, 2002.

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily managed assets of the Fund. "Managed assets" shall mean the average daily net assets of the Fund including assets attributable to FundPreferred Shares and the principal amount of borrowings.

AVERAGE DAILY MANAGED ASSETS                                     MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                               .9000%
For the next $500 million                                                .8750
For the next $500 million                                                .8500
For the next $500 million                                                .8250
For managed assets over $2 billion                                       .8000
================================================================================


The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in an amount equal to .32% of the average daily managed assets for the period June 25, 2002 (commencement of operations) through June 30, 2007, .24% of the average daily managed assets for the year ended June 30, 2008, .16% of the average daily managed assets for the year ended June 30, 2009 and .08% of the average daily managed assets for the year ended June 30, 2010. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond June 30, 2010.

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolio of the Fund. Spectrum is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser.

7. SUBSEQUENT EVENT - FUNDPREFERRED SHARES AND INTEREST RATE SWAP TRANSACTIONS On August 22, 2002, the Fund issued $440,000,000 of FundPreferred shares at liquidation value. The Fund issued 3,520 FundPreferred shares, each with a $25,000 stated value, of each Series M, Series T, Series W, Series TH and Series
F. The net proceeds to the Fund after expenses incurred in connection with the FundPreferred offering were $430,762,000.

On August 29, 2002, the Fund entered into three interest rate swap agreements with Citibank NA for the purpose of reducing the risk that an increase in short-term interest rates could reduce common share net earnings because such an increase in short-term rates would increase the dividends paid on the FundPreferred shares (see Footnote 1 - Interest Rate Swap Transactions). At August 29, 2002, the open interest rate swap transactions were as follows:

NOTIONAL                                                      TERMINATION
AMOUNT                    FIXED RATE         FLOATING RATE*          DATE
--------------------------------------------------------------------------------

$110,000,000                 3.1300%              1.81125%        8/29/05
 110,000,000                 3.8600               1.81125         8/29/07
 110,000,000                 4.3500               1.81125         8/29/09
================================================================================

*Based on LIBOR (London Interbank Offered Rate)

Financial
           HIGHLIGHTS

                                    Financial
                                            HIGHLIGHTS

       Selected data for a Common share outstanding throughout the period:


                                                         Investment Operations                          Less Distributions
                                     -----------------------------------------------------------  ------------------------------


                                                           Distributions  Distributions
                                                                from Net           from                 Net
                         Beginning                     Net    Investment         Capital          Investment    Capital
                            Common               Realized/     Income to        Gains to           Income to   Gains to
                             Share         Net  Unrealized FundPreferred   FundPreferred              Common     Common
                         Net Asset  Investment  Investment        Share-          Share-              Share-     Share-
                             Value      Income Gain (Loss)      holders+        holders+   Total     holders    holders   Total
------------------------------------------------------------------------------------------------------------------------------------

Year Ended 7/31:
2002(a)                     $14.33        $.06       $(.25)          $--             $--   $(.19)        $--        $--     $--
====================================================================================================================================



                                                                             Total Returns
                                                                          ---------------------

                                                                                         Based
                                                 Ending                                     on
                                                 Common                     Based       Common
                                                  Share      Ending            on       Share
                                   Offering   Net Asset      Market        Market    Net Asset
                                      Costs       Value       Value       Value**      Value**
------------------------------------------------------------------------------------------------------------------------------------

Year Ended 7/31:
2002(a)                              $(.02)      $14.12    $15.1500         1.00%       (1.47)%
====================================================================================================================================




                                                       Ratios/Supplemental Data
                                 -----------------------------------------------------------------------
                                              Before Reimbursement     After Reimbursement***
                                             ----------------------    -----------------------
                                                       Ratio of Net               Ratio of Net
                                               Ratio of  Investment      Ratio of   Investment
                                     Ending    Expenses   Income to      Expenses    Income to
                                     Assets  Net Assets  Net Assets    Net Assets   Net Assets
                                 Applicable  Applicable  Applicable    Applicable   Applicable  Portfolio
                                  to Common   to Common   to Common     to Common    to Common  Turnover
                                Shares (000)     Shares      Shares        Shares       Shares      Rate
------------------------------------------------------------------------------------------------------------------------------------

Year Ended 7/31:
2002(a)                             $880,006      .96%*      4.51%*         .64%*       4.83%*        1%
====================================================================================================================================




*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
(a) For the period June 25, 2002 (commencement of operations) through July 31, 2002.

                                 See accompanying notes to financial statements.


SPREAD PP. 22-23

Build Your Wealth
      AUTOMATICALLY

START SIDEBAR:

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

END SIDEBAR.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power compounding. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at 95% of the market price or at net asset value on the payable date, whichever is higher. If the shares are trading at less than net asset value on the valuation date, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
     INFORMATION




BOARD OF TRUSTEES
James E. Bacon
William E. Bennett
Jack B. Evans
William L. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

FUND SUB-ADVISER
Spectrum Asset Management Inc.
4 High Ridge Park
Stamford, CT 06905

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
EquiServe
Nuveen Investor Services
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended July 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
           FOR GENERATIONS

PHOTO OF: John Nuveen, Sr.
John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



logo: Nuveen Investments

Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                  EAN-C-0702